Loans Receivable, Net (Schedule of Accounts, Notes, Loans and Financing Receivable) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 367,526,274	$ 339,350,618
Loans Held For Sale	4,243,907	2,462,559
Total Loans Receivable, Gross	371,770,181	341,813,177
Allowance For Loan Losses	8,356,231	8,275,133
Loans in Process	3,526,064	2,902,849
Deferred Loan Fees	165,040	62,466
Loans, Allowances, and Fees	12,047,335	11,240,448
Total Loans Receivable, Net	359,722,846	330,572,729
Residential Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	77,979,909	76,373,071
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	50,667,894	50,380,289
Commercial Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	16,279,177	12,514,133
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 222,599,294	$ 200,083,125